Consolidated Statements of Stockholders Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)
Balance, shares at Dec. 31, 2021		2,820
Balance, amount at Dec. 31, 2021	$ 27,167	$ 3	$ 48,120	$ (20,938)	$ (18)
Common shares issued as commitment fee, shares		20
Common shares issued as commitment fee, amount	97	$ 0	97	0	0
Stock based compensation	2,458	$ 0	2,458	0	0
Reverse stock split adjustment, shares		16
Reverse stock split adjustment, amount	0	$ 0	0	0	0
Net loss for the period	(10,083)	0	0	(10,083)	0
Other comprehensive loss	(236)	$ 0	0	0	(236)
Balance, shares at Dec. 31, 2022		2,856
Balance, amount at Dec. 31, 2022	19,403	$ 3	50,675	(31,021)	(254)
Stock based compensation	1,020	0	1,020	0	0
Net loss for the period	(9,289)	0	0	(9,289)	0
Other comprehensive loss	51	$ 0	0	0	51
Issuance of common shares, shares		333
Issuance of common shares, amount	567	$ 0	567	0	0
Balance, shares at Dec. 31, 2023		3,189
Balance, amount at Dec. 31, 2023	$ 11,752	$ 3	$ 52,262	$ (40,310)	$ (203)